Obligations Under Guarantees and Other Off-balance Sheet Instruments (Tables)	6 Months Ended
Sep. 30, 2025
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Contractual or Notional Amounts of Guarantees	The table below presents the contractual or notional amounts of such guarantees at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in billions)
Standby letters of credit and financial guarantees	¥5,992	¥5,987
Performance guarantees	4,851	5,019
Derivative instruments(1)(2)	54,701	55,084
Liabilities of trust accounts	21,236	21,710
Other	10	—
Total	¥86,790	¥87,800

Notes:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
(2)Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based Upon Internal Credit Ratings
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2025 and September 30, 2025. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

At March 31, 2025:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,992	¥5,694	¥282	¥14	¥2
Performance guarantees	4,851	4,734	45	23	49
Total	¥10,843	¥10,428	¥327	¥37	¥51

At September 30, 2025:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,987	¥5,805	¥151	¥18	¥13
Performance guarantees	5,019	4,882	70	3	64
Total	¥11,006	¥10,687	¥221	¥21	¥77

Note:
(1)See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings” in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2025.

Contractual Amounts With Regard to Other Off Balance Sheet Instruments	The table below presents the contractual amounts with regard to such instruments at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in billions)
Commitments to extend credit	¥96,370	¥101,018
Commercial letters of credit	717	665
Commitments to make investments	718	734